Share-Based Compensation Plans - Measurement assumptions (Details)	12 Months Ended
Dec. 31, 2018 BRL (R$) item
Share-Based Compensation Plans
Number of observations of returns | item	745
Common stock option plan | Program 3
Share-Based Compensation Plans
Calculation model	Binomial
Asset base price (per share)	R$ 7.73
Expectation of volatility	40.47%
Dividends expectancy	3.49%
Risk-free weighted average interest rate	8.99%
PSO | Minimum
Share-Based Compensation Plans
Total shareholder return	75.00%
PSO | Maximum
Share-Based Compensation Plans
Total shareholder return	125.00%
PSO | SAR 2015
Share-Based Compensation Plans
Calculation model	Monte Carlo
Asset base price (per share)	R$ 42.46
Expectation of volatility	44.36%
Dividends expectancy	1.00%
Risk-free weighted average interest rate	8.72%
PSO | SAR 2016 and PLUS 2016
Share-Based Compensation Plans
Calculation model	Monte Carlo
Asset base price (per share)	R$ 42.46
Expectation of volatility	44.36%
Dividends expectancy	1.00%
Risk-free weighted average interest rate	8.72%
PSO | SAR 2017 and PLUS 2017
Share-Based Compensation Plans
Calculation model	Monte Carlo
Asset base price (per share)	R$ 42.46
Expectation of volatility	44.36%
Dividends expectancy	1.00%
Risk-free weighted average interest rate	8.72%
PSO | SAR 2018 and Plus 2018
Share-Based Compensation Plans
Calculation model	Monte Carlo
Asset base price (per share)	R$ 42.46
Expectation of volatility	44.36%
Dividends expectancy	1.00%
Risk-free weighted average interest rate	8.72%